Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Purchase price (1)	$12,863	$41,186	$18,230	$114,293	$55,772
Less: Fair value of net assets acquired:
Vessel and equipment (2)	115,000	103,389	103,400	335,000	145,000
Cash	4,744	4,343	1,574	8,997	89
Inventories	144	—	—	395	234
Other current assets	188	25	—	1,939	108
Amounts due from related parties	1	935	—	4	—
Long-term debt	(84,275)	(64,470)	(82,164)	(221,812)	(89,125)
Long-term debt from related parties	(20,253)	—	—	—	—
Other long-term liabilities	—	—	—	(4,774)	—
Derivatives liabilities	—	(802)	(968)	(348)	—
Trade accounts payable	(94)	(4)	(35)	(390)	(91)
Accrued expenses	(1,555)	(335)	(825)	(1,360)	(387)
Prepaid charter and deferred revenue	(762)	(442)	—	(1,487)	—
Amount due to related parties	(275)	(1,453)	(2,752)	(2,338)	(56)

Subtotal	12,863	41,186	18,230	113,826	55,772

Difference between the purchase price and fair value of net assets acquired	$—	$—	$—	$467	$—
Goodwill (3)	—	—	—	467	—
Difference between the purchase price and allocated values	$—	$—	$—	$—	$—

(1)	The purchase price comprises the following:

(U.S. Dollars in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia December 15, 2014	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Cash consideration paid to KNOT	$10,472	$38,531	$8,836	$113,306	$45,423
Purchase price adjustments	2,391	2,655	(2,606)	987	—
Seller’s credit	—	—	12,000	—	10,349

Purchase price	$12,863	$41,186	$18,230	$114,293	$55,772

(2)	Vessel and equipment includes allocation to dry docking for the following vessels (in thousands): Ingrid Knutsen of $1,263, Hilda Knutsen of $2,042, Torill Knutsen of $2,166 and Carmen Knutsen of $1,769. For the Dan Sabia and the Dan Cisne, $389 and $400 of the purchase price adjustments were allocated to the respective vessels.
(3)	The goodwill recognized in connection with the acquisitions of the Hilda Knutsen and the Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2015, 2014 and 2013, giving effect to the Partnership’s acquisition and financing of the Dan Sabia and the Ingrid Knutsen as if these acquisitions had taken place on January 1, 2013 and January 1, 2014, respectively.

(U.S. Dollars in thousands)	Unaudited 2015	Unaudited 2014	Unaudited 2013
Revenue	$173,116	$138,702	$83,349
Net income	43,810	30,395	18,482

Hilda Knutsen Torill Knutsen Dan Cisne [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the years ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition and financing of the Dan Cisne, the Hilda Knutsen and the Torill Knutsen as if these acquisitions had taken place on January 1, 2013. The Dan Cisne, the Hilda Knutsen and the Torill Knutsen were delivered September 14, 2011, August 5, 2013 and November 4, 2013, respectively.

(U.S. Dollars in thousands)	Unaudited 2014	Unaudited 2013
Revenue	$145,524	$106,616
Net income	$36,621	$23,209

Carmen Knutsen [Member]
Schedule of Summarized Consolidated Pro Forma Financial Information	The Carmen Knutsen was delivered on January 2, 2013.

(U.S. Dollars in thousands)	Unaudited 2013
Revenue	$84,037
Net income	$16,695